Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization of leasehold improvements	$ 1,157,976	$ 854,950
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Depreciation and amortization of leasehold improvements	$ 1,040,531	$ 757,270